OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets

As at December 31,	2017	2016 (ii)
Income tax recoverable and installments	$23.1	$18.3
Tax credits recoverable (i)	118.8	116.8
Advances and deposits	53.1	50.5
Other long-term advances	15.2	13.5
	$210.2	$199.1
Current	$119.4	$149.9
Non-current	90.8	49.2
	$210.2	$199.1

(i)
Tax credits recoverable consist of sales taxes which are recoverable either in the form of a refund from the respective jurisdictions in which the Company operates or against other taxes payable and value-added tax.

(ii)
Comparatives in respect of certain tax balances have been reclassified to conform to the change in presentation adopted in the current period and are now included in Note 20: Other Assets to the Company's Consolidated Financial Statements.